Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Mar. 31, 2021		$ 16,258	$ (2,095)	$ 14,163
Balance (in Shares) at Mar. 31, 2021	147,984,230
Stock-based compensation		2,526		2,526
Net loss			(3,604)	(3,604)
Balance at Mar. 31, 2022		18,784	(5,699)	13,085
Balance (in Shares) at Mar. 31, 2022	147,984,230
Stock-based compensation		286		286
Net loss			(481)	(481)
Balance at Jun. 30, 2022		19,070	(6,180)	12,890
Balance (in Shares) at Jun. 30, 2022	147,984,230
Balance at Mar. 31, 2022		18,784	(5,699)	13,085
Balance (in Shares) at Mar. 31, 2022	147,984,230
Net loss				(3,016)
Balance at Dec. 31, 2022		19,535	(8,715)	10,820
Balance (in Shares) at Dec. 31, 2022	147,984,230
Balance at Mar. 31, 2022		18,784	(5,699)	13,085
Balance (in Shares) at Mar. 31, 2022	147,984,230
Stock-based compensation		1,001		1,001
Cancellation of common stock
Cancellation of common stock (in Shares)	(127,984,230)
Net loss			(6,967)	(6,967)
Balance at Mar. 31, 2023		19,785	(12,666)	7,119
Balance (in Shares) at Mar. 31, 2023	20,000,000
Balance at Jun. 30, 2022		19,070	(6,180)	12,890
Balance (in Shares) at Jun. 30, 2022	147,984,230
Stock-based compensation		300		300
Net loss			(457)	(457)
Balance at Sep. 30, 2022		19,370	(6,637)	12,733
Balance (in Shares) at Sep. 30, 2022	147,984,230
Stock-based compensation		165		165
Net loss			(2,078)	(2,078)
Balance at Dec. 31, 2022		19,535	(8,715)	10,820
Balance (in Shares) at Dec. 31, 2022	147,984,230
Balance at Mar. 31, 2023		19,785	(12,666)	7,119
Balance (in Shares) at Mar. 31, 2023	20,000,000
Stock-based compensation		84		84
Net loss			(210)	(210)
Balance at Jun. 30, 2023		19,869	(12,876)	6,993
Balance (in Shares) at Jun. 30, 2023	20,000,000
Balance at Mar. 31, 2023		19,785	(12,666)	7,119
Balance (in Shares) at Mar. 31, 2023	20,000,000
Net loss				(13,683)
Balance at Dec. 31, 2023		45,031	(28,562)	16,469
Balance (in Shares) at Dec. 31, 2023	23,122,149
Balance at Jun. 30, 2023		19,869	(12,876)	6,993
Balance (in Shares) at Jun. 30, 2023	20,000,000
Stock-based compensation		842		842
Common stock warrants reclassed to equity		9,116		9,116
Bridge loan converted into common stock		10,276		10,276
Bridge loan converted into common stock (in Shares)	2,340,707
Common stock dividend		2,213	(2,213)
Common stock dividend (in Shares)	504,080
Common stock issued for services		12		12
Common stock issued for services (in Shares)	6,250
Common stock issued for purchase of intangibles		917		917
Common stock issued for purchase of intangibles (in Shares)	208,800
Net loss			(10,873)	(10,873)
Balance at Sep. 30, 2023		43,245	(25,962)	17,283
Balance (in Shares) at Sep. 30, 2023	23,059,837
Stock-based compensation		1,663		1,663
Common stock issued for services		123		123
Common stock issued for services (in Shares)	62,312
Net loss			(2,600)	(2,600)
Balance at Dec. 31, 2023		$ 45,031	$ (28,562)	$ 16,469
Balance (in Shares) at Dec. 31, 2023	23,122,149